Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Stoneport Advisors Commodity Long Short ETF
Shareholder Report [Line Items]
Fund Name	Stoneport Advisors Commodity Long Short ETF
Class Name	Stoneport Advisors Commodity Long Short ETF
Trading Symbol	SCLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stoneport Advisors Commodity Long Short ETF (the “Fund”) for the period November 3, 2025 (the Fund’s “Inception”) to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://stoneportadvisorsetfs.com. You can also request this information by contacting us at (866) 886-8389 or by writing to the Stoneport Advisors Commodity Long Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 886-8389
Additional Information Website	https://stoneportadvisorsetfs.com
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stoneport Advisors Commodity Long Short ETF	$36	1.10%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	1.10%
Net Assets	$ 2,609,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 8,995
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$2,609
Number of Holdings	20
Total Advisory Fee Paid	$8,995
Portfolio Turnover Rate	0%

Holdings [Text Block]	Sector Type - Investments (% of Total Net Assets) Sector Type - Other Financial Instruments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Ten Holdings	(% of Total Net Assets)
Gold Future	3.4
Brent Crude Oil Future	1.4
WTI Crude Oil Future	1.0
Cocoa Future	0.5
NY Harbor Ultra-Low Sulfur Diesel Future	0.5
Copper Future	0.3
RBOB Gasoline Future	0.3
Low Sulphur Gas Oil Future	0.3
Soybean Oil Future	0.2
Lean Hogs Future	0.1